Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 2,965	$ 493	$ 1,851
Cost of revenue	(1,356)	(73)
Gross profit	1,609	420	1,851
Expenses
General and administrative expenses	(12,484)	(20,402)	(9,450)
Selling and marketing expenses	(6,460)	(813)
Total expenses	(18,944)	(21,215)	(9,450)
Net loss from operations	(17,335)	(20,795)	(7,599)
Other income (expenses), net	(253)	(714)	8,495
Interest income	2,357	5,601	7,621
Loss on demolished building facilities		(4,074)
Gain on disposal of property		6,763
Write off of demolished building		(35)	(4,573)
Income (loss) before income tax	(15,231)	(13,254)	3,944
Deferred income tax benefit	2,040	0	0
Consolidated net income (loss)	(13,191)	(13,254)	3,944
Foreign currency translation adjustment	(3,136)	(10,437)	6,311
Other comprehensive income (loss)	(3,136)	(10,437)	6,311
Consolidated comprehensive income (loss)	$ (16,327)	$ (23,691)	$ 10,255
Basic earnings (loss) per share	$ (0.34)	$ (0.35)	$ 0.11
Diluted earnings (loss) per share	$ (0.34)	$ (0.35)	$ 0.11